Summary of material accounting policies - Functional and reporting currency (Details) - SFr / $	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.8	0.912	0.851
Average foreign exchange rate	0.84	0.889	0.908